Table of Contents

      USAA Family of Funds                                         1
      Message from the President                                   2
      Investment Review                                            4
      Message from the Managers                                    5
      Financial Information:
         Distributions to Shareholders                             8
         Independent Auditors' Report                              9
         Portfolio of Investments                                 10
         Notes to Portfolio of Investments                        22
         Statement of Assets and Liabilities                      23
         Statement of Operations                                  24
         Statements of Changes in Net Assets                      25
         Notes to Financial Statements                            26




Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA World Growth Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1998, USAA. All rights reserved.



USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment*
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets(1)               Very high               $3,000
 USAA First Start Growth           Moderate to high        $3,000
 Gold(1)                           Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International(1)                  Moderate to high        $3,000
 S&P 500 Index(2)                  Moderate                $3,000
 Science & Technology(5)           Very high               $3,000
 World Growth(1)                   Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy(1)              Moderate                $3,000
 Cornerstone Strategy(1)           Moderate                $3,000
 Growth and Tax
  Strategy(3)                      Moderate                $3,000
 Growth Strategy(1)                Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term(3)                      Moderate                $3,000
 Intermediate-Term(3)              Low to moderate         $3,000
 Short-Term(3)                     Low                     $3,000
 State Bond Income(3)**            Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market(4)                   Very low                $3,000
 Tax Exempt
  Money Market(3),(4)              Very low                $3,000
 Treasury Money
  Market Trust(4)                  Very low                $3,000
 State Money Market(3),(4)**       Very low                $3,000

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is neither insured nor guaranteed by the U.S. Government, and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

(5) This Fund may be more volatile than a fund that diversifies across many industries.

 * The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.





Message from the President

A year ago my message to you sent a cautionary note about a market that had risen very high for a long time:

       "It would not be unusual if the market were to finish 1997 with a return well below that of '95 and '96."

Of course, 1997's stock market did not perform poorly, and we are still pondering when a correction might come. This situation is tailor-made for a discussion of risk.

There has long been a difference between what most investors perceive as risk and what academics mean by risk. To the individual investor risk means losing money. To the student risk means variability of returns, both up and down. The difference can be quite important.

To a person who perceives risk as only the possibility of loss, timing becomes a rather attractive proposition. You know with certainty when the market has provided an exceptional return for a given period. If your chief goal is to avoid a loss, then a movement to safety following such a period could make sense. But look at the experience of 1995, 1996 and 1997. Even 1998 is testimony to the frailty of forecasting and also to an academic definition of risk.

If market risk means variability of return, and if that risk is describable in scope but not in direction or timing of movement, then timing becomes dangerous. That is because the variability of returns may help you as well as hurt you. To put this plainly, a person who got out of the market in 1995 or 1996 is still looking for a chance to come back in.


[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA,
 APPEARS HERE]

The Asset Strategy funds of the Investment Trust show a good way to confront this real risk. They offer various asset allocations which are attuned to different risk tolerances. And we keep those allocations for you. You will be exposed to risk in a way that, hopefully, is tolerable and that exposure will be there if the risk takes you down, or up.

Sincerely,


Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


For more information about mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call for a prospectus. Read it carefully before investing.



Investment Review

USAA WORLD GROWTH FUND

OBJECTIVE: Capital appreciation.

TYPES OF INVESTMENTS: At least 65% of the Fund's assets are invested in common stocks and other equity securities of both foreign and domestic issuers, including securities which are convertible into common stocks and Real Estate Investment Trust (REITs). The remainder of the Fund's assets may be invested in U.S. Government guaranteed securities which mature in less than one year and in repurchase agreements collateralized by such securities.

------------------------------------------------------------------------------
                                           5/31/98              5/31/97
==============================================================================
  Net Assets                            $356.9 Million       $306.8 Million
  Net Asset Value Per Share                 $18.36               $16.84
==============================================================================

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/98
==============================================================================
      1 Year               5 Years               Since Inception on 10/1/92
      16.29%               14.43%                          14.96%
==============================================================================

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.



CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund, Morgan Stanley Capital Index (MSCI)-World and the Lipper Global Funds Average for the period of 10/1/92 to 05/31/98. The data points from the graph are as follows:

                         USAA World        MSCI-Index     Lipper Global
                        Growth Fund         World         Funds Average
                        ------------      ---------       -------------

10/1/92                    10,000           10,000            10,000
12/92                      10,290            9,974            10,245
06/93                      11,050           11,485            11,314
12/93                      12,763           12,218            13,509
06/94                      12,582           12,662            13,099
12/94                      12,844           12,838            13,150
06/95                      13,574           14,012            14,262
12/95                      14,494           15,498            15,251
06/96                      16,303           16,596            16,669
12/96                      17,260           17,587            17,665
06/97                      19,866           20,293            20,001
12/97                      19,481           20,360            19,867
05/98                      22,092           23,202            22,745

Data since inception on 10/1/92 through 5/31/98



The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund to its benchmark, the Morgan Stanley Capital Index
(MSCI)-World, an unmanaged index which reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market, and the Lipper Global Funds Average, an average performance level of all global funds, as reported by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds.


Message from the Managers


[PHOTOGRAPH OF THE FOLLOWING PORTFOLIO MANAGERS APPEARS HERE:
          From L to R: R. David Ullom, CFA (Domestic Stocks),
        David G. Peebles, CFA (Allocation Manager, Foreign Stocks),
              Albert C. Sebastian, CFA (Foreign Stocks), and
               W. Travis Selmier, II, CFA (Foreign Stocks).]


MARKET CONDITIONS
For the fiscal year ended May 31, 1998, your Fund's total return was 16.29% which underperformed the Lipper(1) Global Funds Average return of 18.99%.(2) The European and United States markets have produced excellent returns over the last twelve months and significantly outperformed both the emerging markets and Japan.

EUROPE
European markets provided favorable returns over the period because of an improved outlook for economic growth and continued corporate mergers and acquisitions. In particular, the performance of the banking and insurance sectors benefited from acquisitions. The European markets also appreciated on news that the European monetary union remained on track.


(1) Refer to page 4 for the Lipper Average definition.
(2) Past performance is no guarantee of future results and the value of your investment may vary according to the Fund's performance.


EMERGING MARKETS
Asia's economic problems have continued to cast a pall over most emerging markets, with early 1998 recoveries fading by March. Weaknesses in commodity prices, from which many emerging markets' countries derive significant export earnings, have also taken a toll. Higher interest rates on emerging markets' debt have raised companies' financing costs. Strength in Mediterranean, selected Central European, and South African markets has not been enough to offset these factors; therefore, we have lowered our emerging markets' weighting over the year.

JAPAN
Asia's currency crisis, combined with problems within the banking system, has continued to affect the Japanese economy and stock market. We have begun to selectively buy quality financial companies while holding export-related stocks. We have not changed our underweighted position awaiting more progress on the restructuring of Japan's tax and financial system.

UNITED STATES
Over the six months from November 30, 1997 to May 31, 1998, the Fund's allocation to U.S. equities has risen from 25.7% as of November 30, 1997, to 32.1% currently. A wide variety of our domestic company stock holdings have outperformed the major U.S. averages, because they have only minor exposure to the economic problems of Southeast Asia. Such industries include retailing, financials, and healthcare. Perhaps surprisingly, several of our technology holdings have also outperformed the major averages. Performance in domestic equities was hampered by investments in household products, energy and oil services, and semiconductors.

OUTLOOK
In the international markets we continue to favor European markets because of their economic and political stability as well as the relatively strong earnings growth. European equities will also benefit from further economic integration and more shareholder oriented management. We remain cautious on Japan pending further progress on structuring and implementing policies, which would stimulate economic recovery. Currency volatility and weakness in Asian economies will mean continued turbulence in emerging markets with select opportunities. Although we are concerned about a slowdown in earnings growth in the United States, the fundamentals of the economy are positive and the U.S. market is viewed as a safe haven.



============================================
             TOP 10 EQUITY HOLDINGS
                (% OF NET ASSETS)


  Cookson Group PLC                   1.3
  Elf Aquitaine ADS                   1.2
  Akzo Nobel                          1.1
  Nokia ADR                           1.1
  Coflexip ADR                        1.0
  Lucas Varity PLC                    1.0
  Telefonica De Espana ADR            1.0
  Novartis AG                         1.0
  Autoliv SDR                         1.0
  Telecom Italia S.p.A.               1.0
=============================================


================================================
                   TOP 10 INDUSTRIES
                   (% OF NET ASSETS)


  Banks - Major Regional                    5.5
  Auto Parts                                4.9
  Telephones                                4.4
  Computer Software & Service               3.4
  Oil - International Integrated            2.8
  Banks - Money Centered                    2.7
  Insurance - Multi/Lines                   2.6
  Manufacturing - Diversified Industry      2.3
  Communication Equipment                   2.3
  Oil & Gas - Drilling & Equipment          2.2
=================================================



ASSET ALLOCATION

A pie chart is shown here depicting the Asset Allocation as of May 31, 1998 of the USAA World Growth Fund to be:

United Kingdom 9.1%*, Japan 6.9%*, France 5.7%*, Netherlands 4.5%*, Canada 4.2%*, Switzerland 3.4%*, Germany 3.2%*, Denmark 3.0%*, U.S.A. 32.1%*, and Other (Countries with less than 3.0% of the portfolio and U.S. Government & Agency Issue) 27.1%*.

* Percentages are of the Net Assets in the Portfolio and may or may not equal 100%.


Foreign investing is subject to additional risks, which are discussed in the Fund's prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

See page 10 for a complete listing of the Portfolio of Investments in Securities.


Distributions to Shareholders

The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 1998. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 1999.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. Per share foreign gross income earned and foreign taxes paid during the fiscal year by the Fund are $.36 and $.03, respectively.

                     Ordinary income                  $ .46 *
                     Long-term capital gains - 20%      .31
                     Long-term capital gains - 28%      .33
                                                      ------
                        Total                         $1.10
                                                      ======


31.97% of ordinary income distributions qualify for deduction by corporations.



* Includes distribution of short-term capital gains, if any, which are taxable as ordinary income.




Independent Auditors' Report

The Shareholders and Board of Trustees

USAA WORLD GROWTH FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the USAA World Growth Fund, a series of the USAA Investment Trust, as of May 31, 1998 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights, presented in note 8 to the financial statements, for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA World Growth Fund as of May 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.


                                          KPMG Peat Marwick LLP

San Antonio, Texas
July 2, 1998




USAA WORLD GROWTH FUND
PORTFOLIO OF INVESTMENTS

May 31, 1998


                                                                         Market
    Number                                                                Value
   of Shares                    Security                                  (000)
--------------------------------------------------------------------------------
                           FOREIGN SECURITIES (63.8%)
                             FOREIGN STOCKS (63.5%)

               Argentina (0.5%)
      34,900   Banco Rio de La Plata S.A. ADR                           $    419
      11,000   Disco S.A. ADR *                                              381
      15,052   IRSA Inversiones y Representaciones S.A. GDR                  532
      15,500   Telefonica de Argentina S.A. ADR                              505
--------------------------------------------------------------------------------
                                                                           1,837
--------------------------------------------------------------------------------

               Australia (0.8%)
     163,600   CSL Ltd.                                                    1,101
      75,000   Smith (Howard) Ltd.                                           489
     649,000   Telstra Corp.                                               1,528
--------------------------------------------------------------------------------
                                                                           3,118
--------------------------------------------------------------------------------

               Austria (1.9%)
      20,310   Boehler Uddeholm AG                                         1,567
       3,662   Creditanstalt AG (Preferred)                                  440
      19,165   VA Flughafen Wien AG                                        1,029
      42,197   VA Stahl AG                                                 1,805
      14,000   VA Technologie AG                                           1,896
--------------------------------------------------------------------------------
                                                                           6,737
--------------------------------------------------------------------------------

               Belgium (0.3%)
      13,300   Union Miniere S.A.                                            906
--------------------------------------------------------------------------------

               Brazil (1.1%)
  18,332,074   Companhia Energetica de Minas Gerais (Cemig) (Preferred)      606
      46,000   Panamerican Beverages, Inc. "A"                             1,555
   3,200,000   Petroleo Brasileiro S.A. (Preferred)                          618
  10,600,000   Telebras PN S.A.  (Preferred)                               1,124
--------------------------------------------------------------------------------
                                                                           3,903
--------------------------------------------------------------------------------

               Canada (4.2%)
     190,200   Anderson Exploration Ltd. *                                 2,076
      48,000   Canadian National Railway Co.                               2,838
     139,100   Canadian Occidental Petroleum Ltd.                          2,912
     150,000   National Bank of Canada                                     3,058
      76,000   OSF, Inc. *                                                   756
      89,600   Suncor, Inc.                                                3,181
--------------------------------------------------------------------------------
                                                                          14,821
--------------------------------------------------------------------------------

               Chile (0.3%)
      15,300   Compania de Telefonos de Chile ADR                            339
      26,000   Distribucion y Servicio D & S S.A. ADR                        411
      11,000   Sociedad Quimica y Minera de Chile S.A. ADR                   379
--------------------------------------------------------------------------------
                                                                           1,129
--------------------------------------------------------------------------------

               China (0.2%)
   1,600,000   Jiangsu Expressway Co. Ltd.                                   413
     200,000   New World Infrastructure Ltd. *                               354
--------------------------------------------------------------------------------
                                                                             767
--------------------------------------------------------------------------------

               Czech Republic (0.1%)
       4,000   SPT Telecom A.S. *                                            513
--------------------------------------------------------------------------------

               Denmark (3.0%)
      26,100   Carli Gry International A/S                                 2,054
      36,000   ISS International Service System A/S "B"                    1,853
      86,600   SAS Danmark A/S                                             1,605
      11,250   Tele Danmark A/S "B"                                        1,053
      37,000   Tele Danmark A/S ADR                                        1,716
      30,000   Unidanmark A/S                                              2,423
--------------------------------------------------------------------------------
                                                                          10,704
--------------------------------------------------------------------------------

               Egypt (0.2%)
      27,100   Suez Cement Co. S.A.E. GDR                                    532
--------------------------------------------------------------------------------

               Finland (2.4%)
     346,000   Merita plc "A"                                              2,176
      59,000   Nokia Corp. ADR                                             3,831
       5,960   Raision Tehtaat                                             1,116
      72,800   Rauma OYJ                                                   1,503
       6,200   Sponda OYJ *                                                   40
--------------------------------------------------------------------------------
                                                                           8,666
--------------------------------------------------------------------------------

               France (5.7%)
       6,600   Accor S.A.                                                  1,810
      25,000   Bouygues Offshore S.A. ADR                                    623
      49,700   Coflexip ADR                                                3,684
      60,300   Elf Aquitaine ADR                                           4,134
      15,000   Eramet Group                                                  717
       4,700   Essilor International                                       2,003
       9,130   ISIS S.A.                                                   1,303
      18,500   Louis Dreyfus Citrus                                          690
      33,000   Renault S.A. *                                              1,726
      27,640   SEITA *                                                     1,201
      10,969   Simco S.A. *                                                  952
      17,000   Valeo S.A.                                                  1,603
--------------------------------------------------------------------------------
                                                                          20,446
--------------------------------------------------------------------------------

               Germany (3.2%)
      55,000   Continental AG *                                            1,671
      52,700   Hoechst AG                                                  2,629
      27,000   Leica Camera AG                                               419
       4,200   SAP AG                                                      2,170
       2,600   SAP AG (Preferred)                                          1,442
      47,250   Veba AG                                                     3,104
--------------------------------------------------------------------------------
                                                                          11,435
--------------------------------------------------------------------------------

               Greece (0.1%)
       9,400   National Bank of Greece S.A. GDR *                            267
--------------------------------------------------------------------------------

               Hong Kong (0.5%)
     274,000   Amoy Properties Ltd.                                          176
      32,000   Asia Satellite Telecommunications Holdings Ltd. ADR           506
     106,000   CITIC Pacific Ltd.                                            258
     120,000   Hutchison Whampoa Ltd.                                        627
      86,000   Swire Pacific Ltd. "A"                                        318
--------------------------------------------------------------------------------
                                                                           1,885
--------------------------------------------------------------------------------

               Hungary (0.8%)
      31,600   Magyar Tavkozlesi RT. (MATAV) ADR *                           885
      60,000   Mol Magyar Olaj-Es Gazipari GDR                             1,377
      11,700   OTP Bank  GDR                                                 487
--------------------------------------------------------------------------------
                                                                           2,749
--------------------------------------------------------------------------------

               India (0.5%)
      33,000   Hindalco Industries Ltd. GDR                                  462
      56,800   Larsen & Toubro Ltd. GDR                                      723
      44,900   Videsh Sanchar Nigam Ltd. GDR                                 533
--------------------------------------------------------------------------------
                                                                           1,718
--------------------------------------------------------------------------------

               Indonesia (0.1%)
      87,000   PT HM Sampoerna                                                29
--------------------------------------------------------------------------------

               Israel (0.5%)
      24,300   Blue Square - Israel Ltd. ADR                                 352
      22,000   ECI Telecommunications Ltd.                                   707
      17,600   Teva Pharmaceutical Industries Ltd. ADR                       722
--------------------------------------------------------------------------------
                                                                           1,781
--------------------------------------------------------------------------------

               Italy (2.7%)
      37,400   ENI S.p.A. ADR                                              2,642
     176,000   Erg S.p.A.                                                    751
      33,500   Gucci Group N.V.                                            1,520
     259,000   Italgas S.p.A.                                              1,193
     632,000   Telecom Italia S.p.A.                                       3,408
--------------------------------------------------------------------------------
                                                                           9,514
--------------------------------------------------------------------------------

               Japan (6.6%)
      65,000   Bridgestone Corp.                                           1,483
      63,000   Daibiru Corp.                                                 410
     180,000   Hitachi Ltd.                                                1,187
     112,000   Hosiden Corp. *                                             1,363
      30,000   Ito-Yokado Co. Ltd.                                         1,495
      34,000   Justsystem Corp. *                                            147
      78,600   Laox Co. Ltd.                                                 539
   1,175,000   Long-Term Credit Bank of Japan, Ltd. *                      1,705
     179,000   Minebea Co. Ltd.                                            1,837
     200,000   Mitsubishi Heavy Industries Ltd.                              696
      57,000   Namco                                                       1,268
       8,050   Nichiei Co. Ltd.                                              541
     110,000   Nomura Securities Co. Ltd.                                  1,199
          53   NTT Data Communications Systems Corp.                       2,128
     120,000   Sanwa Bank Ltd.                                             1,052
     176,000   Sekisui Chemical Co. Ltd.                                     884
      23,000   Sony Corp.                                                  1,943
      97,000   Terumo Corp.                                                1,467
     250,000   Toko, Inc.                                                  1,579
      58,000   Yamada Denki Co.                                              754
--------------------------------------------------------------------------------
                                                                          23,677
--------------------------------------------------------------------------------

               Korea (0.2%)
      96,451   Samsung Heavy Industries *                                    580
--------------------------------------------------------------------------------

               Malaysia (0.3%)
     278,600   Genting Bhd *                                                 725
     509,200   Technology Resources Industries Bhd *                         369
--------------------------------------------------------------------------------
                                                                           1,094
--------------------------------------------------------------------------------

               Mexico (0.3%)
      32,014   Desc, Sociedad de Fomento Industrial,  S.A. de C.V. ADR       724
      32,600   Tubos de Acero de Mexico, S.A. ADR                            487
--------------------------------------------------------------------------------
                                                                           1,211
--------------------------------------------------------------------------------

               Netherlands (4.5%)
      19,100   Akzo Nobel N.V.                                             3,991
      25,500   Benckiser N.V. "B" ADR *                                    1,442
      21,000   EVC International N.V.                                        397
      48,650   ING Group N.V.                                              3,341
      12,200   Koninklijke Pakhoed N.V. (Certificates) *                     437
      43,600   Oce-van der Grinten N.V. *                                  1,832
      25,000   Philips Electronics N.V.                                    2,378
       5,460   Simac Techniek N.V.                                         1,120
      34,600   Verenigd Besit VNU                                          1,187
--------------------------------------------------------------------------------
                                                                          16,125
--------------------------------------------------------------------------------

               Norway (1.4%)
     463,000   Christiania Bank og Kreditkasse                             1,985
      64,300   Schibsted ASA                                               1,041
     135,000   Storebrand ASA *                                            1,254
      84,800   Tandberg Data ASA *                                           608
--------------------------------------------------------------------------------
                                                                           4,888
--------------------------------------------------------------------------------

               Philippines (0.1%)
   3,500,000   SM Prime Holdings, Inc.                                       618
--------------------------------------------------------------------------------

               Poland (0.4%)
      80,000   Elektrim S.A.                                               1,052
     153,404   Polifarb Cieszyn-Wroclaw S.A.                                 461
--------------------------------------------------------------------------------
                                                                           1,513
--------------------------------------------------------------------------------

               Portugal (1.6%)
      34,600   Banco Totta E Acores S.A.                                   1,281
      62,000   Cimentos de Portugal S.A.                                   2,374
      41,900   Portugal Telecom S.A. ADR                                   2,210
--------------------------------------------------------------------------------
                                                                           5,865
--------------------------------------------------------------------------------

               Russia (0.6%)
      17,600   LUKoil ADR                                                    761
      90,000   Mosenergo ADR a                                               608
   3,808,000   Unified Energy Systems *                                      670
--------------------------------------------------------------------------------
                                                                           2,039
--------------------------------------------------------------------------------

               Singapore (0.4%)
     265,000   Keppel Corp. Ltd. *                                           529
     216,000   Overseas Union Bank Ltd.                                      658
     150,000   Singapore Land Ltd.                                           313
--------------------------------------------------------------------------------
                                                                           1,500
--------------------------------------------------------------------------------

               South Africa (0.1%)
      16,700   South African Breweries Ltd.                                  471
--------------------------------------------------------------------------------

               Spain (2.1%)
      25,754   Corporacion Bancaria de Espana S.A.                         2,194
      44,200   Corporacion Mapfre                                          1,706
      26,200   Telefonica de Espana S.A. ADR                               3,524
--------------------------------------------------------------------------------
                                                                           7,424
--------------------------------------------------------------------------------

               Sweden (2.2%)
     111,000   Autoliv, Inc. SDR                                           3,463
     386,200   Swedish Match AB                                            1,360
      89,300   Volvo AB                                                    2,854
--------------------------------------------------------------------------------
                                                                           7,677
--------------------------------------------------------------------------------

              Switzerland (3.4%)
       2,064   Novartis AG                                                 3,494
       7,300   Selecta Group AG                                            1,488
       1,281   SGS Group AG                                                2,486
       3,539   Sulzer AG P.C.                                              3,027
       7,121   Tag Heuer International S.A.                                  889
      59,900   Tag Heuer International S.A. ADR *                            726
--------------------------------------------------------------------------------
                                                                          12,110
--------------------------------------------------------------------------------

               Taiwan (0.6%)
   1,356,382   China Steel Corp.                                             818
   1,501,589   Far Eastern Department Store, Ltd.                          1,313
--------------------------------------------------------------------------------
                                                                           2,131
--------------------------------------------------------------------------------

               Turkey (0.3%)
   2,438,000   Akbank T.A.S.                                                  72
   9,873,000   Akbank T.A.S. Receipts *, b                                   290
  20,085,085   Yapi Ve Kredi Bankasi A.S.                                    389
   7,833,183   Yapi Ve Kredi Bankasi Receipts *, b                           152
--------------------------------------------------------------------------------
                                                                             903
--------------------------------------------------------------------------------

               United Kingdom (9.1%)
     849,900   Billiton plc                                                2,138
     107,000   Cadbury Schweppes plc                                       1,637
   1,085,000   Cookson Group plc                                           4,510
     490,000   Corporate Services Group plc                                1,841
      24,200   Doncasters plc ADR *                                          790
     145,400   EMI Group plc                                               1,230
      97,000   Laporte plc                                                 1,353
     800,000   LucasVarity plc                                             3,528
     617,000   Medeva plc                                                  1,771
     140,000   National Westminster Bank plc                               2,559
     162,386   Reuters Group plc                                           1,863
     475,000   Safeway plc                                                 2,888
      98,200   Thomson Travel Group plc *                                    289
     590,000   Tomkins plc                                                 3,406
     429,722   WPP Group plc                                               2,751
--------------------------------------------------------------------------------
                                                                          32,554
--------------------------------------------------------------------------------

               Venezuela (0.1%)
      13,000   Compania Anonima Nacional Telefonos de Venezuela ADR          401
--------------------------------------------------------------------------------

               Other Holdings (0.1%)
     189,800   Central European Growth Fund plc *                            167
--------------------------------------------------------------------------------
               Total foreign stocks (cost: $167,403)                     226,405
--------------------------------------------------------------------------------


   Principal
    Amount
     (000)
---------------
                              FOREIGN BONDS (0.3%)
               Japan (0.3%)
   $   1,200   MBL International Finance (Bermuda) Trust, Convertible
                 Notes, 3.00%, 11/30/02  (cost: $1,224)                    1,143
--------------------------------------------------------------------------------
               Total foreign securities (cost: $168,627)                 227,548
--------------------------------------------------------------------------------


    Number
   of Shares
---------------
                             DOMESTIC STOCKS (32.1%)
               Aerospace/Defense (1.3%)
      52,000   Boeing Co.                                                  2,476
      35,000   Precision Castparts Corp.                                   2,017
--------------------------------------------------------------------------------
                                                                           4,493
--------------------------------------------------------------------------------

               Aluminum (0.4%)
      22,000   Aluminum Co. of America                                     1,526
--------------------------------------------------------------------------------

               Automobiles (0.4%)
      25,000   Ford Motor Co.                                              1,297
--------------------------------------------------------------------------------

               Auto Parts (0.7%)
      46,000   Lear Corp. *                                                2,455
--------------------------------------------------------------------------------

               Banks - Major Regional (0.6%)
      54,000   SouthTrust Corp.                                            2,190
--------------------------------------------------------------------------------

               Banks - Money Center (1.2%)
      16,800   Bankers Trust Corp.                                         2,075
      16,000   Chase Manhattan Corp. *                                     2,175
--------------------------------------------------------------------------------
                                                                           4,250
--------------------------------------------------------------------------------

               Beverages - Nonalcoholic (0.6%)
      55,000   PepsiCo, Inc.                                               2,245
--------------------------------------------------------------------------------

               Biotechnology (0.6%)
      34,000   Amgen, Inc. *                                               2,057
--------------------------------------------------------------------------------

               Chemicals (0.7%)
      42,000   Monsanto Co.                                                2,326
--------------------------------------------------------------------------------

               Chemicals - Diversified (0.6%)
      45,000   B.F. Goodrich Co.                                           2,306
--------------------------------------------------------------------------------

               Communication Equipment (1.0%)
      40,266   Lucent Technologies, Inc.                                   2,857
      13,000   Motorola, Inc.                                                688
--------------------------------------------------------------------------------
                                                                           3,545
--------------------------------------------------------------------------------

               Computer - Networking (0.7%)
      34,000   Cisco Systems, Inc. *                                       2,571
--------------------------------------------------------------------------------

               Computer Software & Service (1.1%)
      28,000   Microsoft Corp. *                                           2,375
      39,000   Sterling Commerce, Inc. *                                   1,548
--------------------------------------------------------------------------------
                                                                           3,923
--------------------------------------------------------------------------------

               Consumer Jewelry and Novelties - Miscelleneous (0.8%)
      57,000   American Greetings Corp.                                    2,708
--------------------------------------------------------------------------------

               Containers - Metals & Glass (0.8%)
      45,000   APTARGroup,  Inc                                            2,917
--------------------------------------------------------------------------------

               Electric Utilities (0.5%)
      67,000   Houston Industries, Inc.                                    1,914
--------------------------------------------------------------------------------

               Electrical Equipment (0.6%)
      37,000   Rockwell International Corp.                                2,035
--------------------------------------------------------------------------------

               Electronics - Semiconductors (0.8%)
      27,000   Intel Corp.                                                 1,929
      59,000   National Semiconductor Corp. *                                959
--------------------------------------------------------------------------------
                                                                           2,888
--------------------------------------------------------------------------------

               Engineering & Construction (0.5%)
      39,000   Fluor Corp.                                                 1,860
--------------------------------------------------------------------------------

               Equipment - Semiconductors (0.5%)
      60,000   Applied Materials, Inc. *                                   1,920
--------------------------------------------------------------------------------

               Finance - Consumer (0.7%)
      31,552   Associates First Capital Corp. "A"                          2,360
--------------------------------------------------------------------------------

               Finance - Diversified (1.3%)
      41,000   Morgan Stanley, Dean Witter, Discover & Co.                 3,201
      21,500   PMI Group, Inc.                                             1,616
--------------------------------------------------------------------------------
                                                                           4,817
--------------------------------------------------------------------------------

               Foods (1.1%)
      34,700   Authentic Specialty Foods, Inc. *                             580
      30,000   Bestfoods                                                   1,693
       3,750   Corn Products International, Inc. *                           129
      50,000   Keebler Foods Co. *                                         1,453
--------------------------------------------------------------------------------
                                                                           3,855
--------------------------------------------------------------------------------

               Healthcare - Diversified (1.7%)
      46,000   American Home Products Corp.                                2,222
      18,000   Bristol-Myers Squibb Co.                                    1,935
      29,000   Johnson & Johnson, Inc.                                     2,003
--------------------------------------------------------------------------------
                                                                           6,160
--------------------------------------------------------------------------------

               Healthcare - HMOs (1.1%)
      23,000   Pacificare Health Systems, Inc. *                           1,854
      30,000   United Healthcare Corp.                                     1,920
--------------------------------------------------------------------------------
                                                                           3,774
--------------------------------------------------------------------------------

               Healthcare - Specialized Services (0.6%)
      65,800   COHR, Inc. *                                                  473
      53,833   Total Renal Care Holdings, Inc. *                           1,652
--------------------------------------------------------------------------------
                                                                           2,125
--------------------------------------------------------------------------------

               Household Products (1.3%)
      40,000   Kimberly-Clark Corp.                                        1,982
      32,000   Procter & Gamble Co.                                        2,686
--------------------------------------------------------------------------------
                                                                           4,668
--------------------------------------------------------------------------------

               Insurance - Multi-Line Companies (0.8%)
      22,500   American International Group, Inc.                          2,786
--------------------------------------------------------------------------------

               Insurance - Property/Casualty (0.4%)
      32,000   Travelers Property Casualty Corp.                           1,330
--------------------------------------------------------------------------------

               Machinery - Diversified (1.0%)
      36,000   Deere & Co.                                                 1,868
      60,808   Flowserve Corp.                                             1,763
--------------------------------------------------------------------------------
                                                                           3,631
--------------------------------------------------------------------------------

               Manufacturing - Specialized (0.8%)
      56,000   Avery Dennison Corp.                                        2,901
--------------------------------------------------------------------------------

               Medical Products & Supplies (1.0%)
      32,000   Medtronic, Inc.                                             1,780
      54,000   St. Jude Medical, Inc. *                                    1,930
--------------------------------------------------------------------------------
                                                                           3,710
--------------------------------------------------------------------------------

               Oil - Domestic Integrated (0.5%)
      47,000   Unocal Corp.                                                1,674
--------------------------------------------------------------------------------

               Oil & Gas - Drilling/Equipment (0.6%)
      15,000   Halliburton Co.                                               711
      30,000   Transocean Offshore, Inc.                                   1,479
--------------------------------------------------------------------------------
                                                                           2,190
--------------------------------------------------------------------------------

               Oil & Gas - Exploration & Production (0.5%)
      50,000   Apache Corp.                                                1,709
--------------------------------------------------------------------------------

               Photography - Imaging (0.6%)
      19,100   Xerox Corp.                                                 1,963
--------------------------------------------------------------------------------

               Retail - General Merchandising (1.3%)
      67,658   Dollar General Corp.                                        2,580
      36,000   Sears, Roebuck & Co.                                        2,225
--------------------------------------------------------------------------------
                                                                           4,805
--------------------------------------------------------------------------------

               Retail - Specialty (0.4%)
      30,000   Abercrombie & Fitch Co. *                                   1,268
--------------------------------------------------------------------------------

               Telecommunications - Cellular/Wireless (0.6%)
      80,000   360 Communications Co. *                                    2,285
--------------------------------------------------------------------------------

               Telecommunications - Long Distance (0.7%)
      37,000   Sprint Corp.                                                2,655
--------------------------------------------------------------------------------

               Tobacco (0.4%)
      39,000   Philip Morris Companies, Inc.                               1,458
--------------------------------------------------------------------------------

               Waste Management (0.3%)
      16,000   Browning-Ferris Industries, Inc.                              569
      12,000   Waste Management, Inc.                                        390
--------------------------------------------------------------------------------
                                                                             959
--------------------------------------------------------------------------------
               Total domestic stocks (cost: $72,933)                     114,509
--------------------------------------------------------------------------------

   Principal
    Amount
     (000)
--------------
                     U.S. GOVERNMENT & AGENCY ISSUES (3.3%)
               Discount Note
   $  11,834   Federal Home Loan Bank, 5.38%, 6/01/98 (cost: $11,834)     11,834
--------------------------------------------------------------------------------
               Total investments (cost: $253,394)                       $353,891
================================================================================


-----------------------
*Non-income producing.



               PORTFOLIO SUMMARY BY INDUSTRY
               -----------------------------

 Banks - Major Regional                         5.5%
 Auto Parts                                     4.9
 Telephones                                     4.4
 Computer Software & Service                    3.4
 U.S. Government & Agency Issues                3.3
 Oil - International Integrated                 2.8
 Banks - Money Center                           2.7
 Insurance - Multi-Line Companies               2.5
 Manufacturing - Diversified Industries         2.3
 Communication Equipment                        2.3
 Oil & Gas - Drilling/Equipment                 2.2
 Machinery - Diversified                        2.0
 Medical Products & Supplies                    2.0
 Drugs                                          2.0
 Electric  Utilities                            1.9
 Oil & Gas - Exploration & Production           1.9
 Retail - Specialty                             1.9
 Chemicals                                      1.7
 Services -  Commercial  &  Consumer            1.7
 Healthcare - Diversified                       1.7
 Beverages - Nonalcoholic                       1.7
 Household Products                             1.7
 Automobiles                                    1.6
 Electronics  -  Semiconductors                 1.6
 Finance  - Diversified                         1.5
 Chemicals - Specialty                          1.5
 Engineering & Construction                     1.5
 Foods                                          1.5
 Retail  -  General   Merchandising             1.3
 Manufacturing   -   Specialized                1.3
 Telecommunications  - Long Distance            1.3
 Iron & Steel                                   1.3
 Aerospace/Defense                              1.3
 Electrical Equipment                           1.2
 Oil - Domestic Integrated                      1.2
 Metals/Mining                                  1.2
 Tobacco                                        1.1
 Retail - Food                                  1.1
 Healthcare - HMOs                              1.1
 Foreign Conglomerate                           1.0
 Other                                         19.2
                                              -----
                                               99.2%
                                              =====



USAA WORLD GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 1998

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a non-U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.



SPECIFIC NOTES
(a) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by the Fund's investment manager. Any resale of this security may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

(b) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Trustees. At May 31, 1998, these securities represented .12% of the Fund's net assets.

See accompanying notes to financial statements.




USAA WORLD GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)
May 31, 1998



ASSETS
   Investments  in  securities,  at market value  (identified  cost of $253,394)         $353,891
   Cash                                                                                        78
   Cash denominated in foreign  currencies  (identified cost of $1,659)                     1,430
   Receivables:
      Capital shares sold                                                                      95
      Dividends and interest                                                                  871
      Securities sold                                                                       2,191
   Unrealized appreciation on foreign currency contracts held, at value                         1
                                                                                         --------
         Total assets                                                                     358,557
                                                                                         --------


LIABILITIES
   Securities  purchased                                                                    1,192
   Unrealized  depreciation  on  foreign  currency contracts  held,  at value                   4
   Capital  shares  redeemed                                                                  108
   USAA  Investment Management  Company                                                       225
   USAA Transfer Agency Company                                                                49
   Accounts  payable and accrued expenses                                                      99
                                                                                        ---------
         Total liabilities                                                                  1,677
                                                                                        ---------
            Net assets applicable to capital shares outstanding                          $356,880
                                                                                        =========


REPRESENTED BY:
   Paid-in capital                                                                       $245,224
   Accumulated undistributed net investment income                                          1,828
   Accumulated net realized gain on investments                                             9,575
   Net unrealized appreciation of investments                                             100,497
   Net unrealized depreciation on foreign currency translations                              (244)
                                                                                        ---------
            Net assets applicable to capital shares outstanding                          $356,880
                                                                                        =========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                         19,435
                                                                                        =========
   Net asset value, redemption price, and offering price per share                      $   18.36
                                                                                        =========

See accompanying notes to financial statements.





USAA WORLD GROWTH FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)
Year ended May 31, 1998


Net investment income:
   Income (net of foreign taxes withheld of $489):
      Dividends                                                        $ 5,234
      Interest                                                             690
                                                                       -------
         Total income                                                    5,924
                                                                       -------
   Expenses:
      Management fees                                                    2,524
      Transfer agent's fees                                                749
      Custodian's fees                                                     311
      Postage                                                               72
      Shareholder reporting fees                                            35
      Trustees' fees                                                         4
      Registration fees                                                     55
      Professional fees                                                     29
      Other                                                                  8
                                                                       -------
         Total expenses                                                  3,787
                                                                       -------
            Net investment income                                        2,137
                                                                       -------
Net realized  and  unrealized  gain on  investments  and  foreign  currency:
   Net realized gain (loss) on:
      Investments                                                       20,147
      Foreign currency transactions                                       (201)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       28,234
      Foreign currency translations                                       (228)
                                                                       -------
            Net realized and unrealized gain                            47,952
                                                                       -------
Increase in net assets resulting from operations                       $50,089
                                                                       =======

See accompanying notes to financial statements.




USAA WORLD GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)
Years ended May 31,


                                                                1998          1997
                                                              ------------------------
From operations:
   Net investment income                                       $  2,137       $  1,674
   Net realized gain on investments                              20,147         16,932
   Net realized loss on foreign currency transactions              (201)           (44)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                28,234         23,641
      Foreign currency translations                                (228)           (14)
                                                              ------------------------
      Increase in net assets resulting from operations           50,089         42,189
                                                              ------------------------
Distributions to shareholders from:
   Net investment income                                         (1,436)        (2,331)
                                                              ------------------------
   Net realized gains                                           (19,161)       (15,223)
                                                              ------------------------
From capital share transactions:
   Proceeds from shares sold                                     98,870         79,486
   Shares issued for dividends reinvested                        20,347         17,378
   Cost of shares redeemed                                      (98,628)       (81,892)
                                                              ------------------------
      Increase in net assets from capital share transactions     20,589         14,972
                                                              ------------------------
Net increase in net assets                                       50,081         39,607
Net assets:
   Beginning of period                                          306,799        267,192
                                                              ------------------------
   End of period                                               $356,880       $306,799
                                                              ========================
Undistributed net investment income included in net assets:
   Beginning of period                                         $  1,048       $  1,639
                                                              ========================
    End of period                                              $  1,828       $  1,048
                                                              ========================
Change in shares outstanding:
   Shares sold                                                    5,678          5,168
   Shares issued for dividends reinvested                         1,220          1,176
   Shares redeemed                                               (5,684)        (5,363)
                                                              ------------------------
      Increase in shares outstanding                              1,214            981
                                                              ========================


See accompanying notes to financial statements.




USAA WORLD GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

May 31, 1998

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this annual report pertains only to the USAA World Growth Fund (the Fund). The Fund's investment objective is capital appreciation. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing at least 65% of the Fund's assets in common stocks, preferred stocks and other equity securities of both foreign and domestic issuers.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities at May 31, 1998 to increase accumulated undistributed net investment income by $280.3 thousand, to decrease paid-in capital by $8.0 thousand and to decrease accumulated net realized gain on investments by $272.3 thousand. A similar reclassification was made in 1997 to increase accumulated undistributed net investment income by $110.7 thousand.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. Foreign currency translations - The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the year ended May 31, 1998.

(3) DISTRIBUTIONS
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended May 31, 1998 were $144.7 million and $147.0 million, respectively.

Gross unrealized appreciation and depreciation of investments at May 31, 1998 was $117.8 million and $17.3 million, respectively.

(5) FOREIGN CURRENCY CONTRACTS
A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.



At May 31, 1998,  the terms of open foreign  currency  contracts were as follows
(in thousands):


------------------------------------------------------------------------------------------------------
                                 U.S. Dollar                        U.S. Dollar       Unrealized
 Exchange     Currency to be     Value as of     Currency to be     Value as of      Appreciation
   Date          Delivered          5/31/98         Received           5/31/98       (Depreciation)
-----------------------------------------------------------------------------------------------------

 6/01/98            24             $   39              39              $   39              $  -
               British Pound                       U.S. Dollar
-----------------------------------------------------------------------------------------------------
 6/01/98            85                 85              462                 85                  -
                U.S. Dollar                        Finnish Markka
-----------------------------------------------------------------------------------------------------
 6/01/98            19                 19               71                 19                  -
                U.S. Dollar                        Malaysian Ringgit
-----------------------------------------------------------------------------------------------------
 6/01/98             6                  6               21                  6                  -
                U.S. Dollar                        Malaysian Ringgit
-----------------------------------------------------------------------------------------------------
 6/02/98             23                38               38                 38                  -
               British Pound                         U.S. Dollar
-----------------------------------------------------------------------------------------------------
 6/02/98             182               182             2,278              181                 (1)
                U.S. Dollar                         Austrian Schilling
-----------------------------------------------------------------------------------------------------
 6/02/98             298               298              599               297                 (1)
                U.S. Dollar                        Netherlands Guilder
-----------------------------------------------------------------------------------------------------
 6/03/98             272                50               50                50                  -
               Finnish Markka                        U.S. Dollar
-----------------------------------------------------------------------------------------------------
 6/03/98             713                92               92                92                  -
               Hong Kong Dollar                      U.S. Dollar
-----------------------------------------------------------------------------------------------------
 6/03/98             184                24               24                24                  -
               Hong Kong Dollar                      U.S. Dollar
-----------------------------------------------------------------------------------------------------
 6/03/98             676                87               87                87                  -
               Hong Kong Dollar                      U.S. Dollar
-----------------------------------------------------------------------------------------------------
 6/03/98           23,970              173               173               173                 -
                 Japanese Yen                        U.S. Dollar
-----------------------------------------------------------------------------------------------------
 6/03/98            173                173              2,157              172                (1)
                 U.S. Dollar                         Austrian Schilling
-----------------------------------------------------------------------------------------------------
 6/03/98            27                 27                105               27                  -
                 U.S. Dollar                         Malaysian Ringitt
-----------------------------------------------------------------------------------------------------
 6/03/98            88                 88                176               88                  -
                 U.S. Dollar                         Netherlands Guilder
-----------------------------------------------------------------------------------------------------
 6/04/98            22                 36                 36               36                  -
                British Pound                         U.S. Dollar
-----------------------------------------------------------------------------------------------------
 6/04/98          116,072              10                 11               11                  1
              Indonesian Rupiah                       U.S. Dollar
-----------------------------------------------------------------------------------------------------
 6/04/98              1                 1                  2                1                  -
                  U.S. Dollar                        Malaysian Ringgit
-----------------------------------------------------------------------------------------------------
 6/04/98              24               24                 91               24                  -
                 U.S. Dollar                         Malaysian Ringgit
-----------------------------------------------------------------------------------------------------
 6/04/98              42               42                 85               42                  -
                  U.S. Dollar                        Netherlands Guilder
-----------------------------------------------------------------------------------------------------
 6/05/98              101             165                 164             164                 (1)
                  British Pound                       U.S. Dollar
-----------------------------------------------------------------------------------------------------
 6/05/98               44              71                  71              71                  -
                  British Pound                       U.S. Dollar
-----------------------------------------------------------------------------------------------------
 6/05/98               50              50                 192              50                  -
                   U.S. Dollar                       Malaysian Ringgit
-----------------------------------------------------------------------------------------------------
 6/05/98               19              19                  73              19                  -
                   U.S. Dollar                       Malaysian Ringgit
-----------------------------------------------------------------------------------------------------
                                   $1,799                              $1,796                $(3)
=====================================================================================================




(6) TRANSACTIONS WITH MANAGER
A. Management fees - The investment policies of the Fund and management of the Fund's portfolio are carried out by USAA Investment Management Company. The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23.50 per shareholder account plus
out-of-pocket   expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the year May 31, 1998 was $2.8 thousand.

(7) TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.



(8) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:


                                                                               Eight-month
                                                                              Period Ended
                                         Year Ended May 31,                      May 31,
                             --------------------------------------------------------------
                                1998         1997         1996         1995        1994
                             --------------------------------------------------------------
Net asset value at
   beginning of period       $  16.84      $  15.50      $  12.96      $  12.71      $   11.80
Net investment income             .11           .11           .12           .07            .04(b)
Net realized and
   unrealized gain               2.51          2.28          2.73           .46            .93
Distributions from net
   investment income             (.08)         (.14)         (.08)          -             (.01)
Distributions of realized
   capital gains                (1.02)         (.91)         (.23)         (.28)          (.05)
                             ------------------------------------------------------------------
Net asset value at
   end of period             $  18.36      $  16.84      $  15.50      $  12.96       $   12.71
                             ==================================================================
Total return (%) *              16.29         16.52         22.43          4.26            8.25
Net assets at end of
   period (000)              $356,880      $306,799      $267,192      $200,745       $ 143,367
Ratio of expenses to
   average net assets (%)        1.13          1.20          1.27          1.28            1.28(a)
Ratio of net investment
   income to average net
   assets (%)                     .64           .63           .96           .69             .42(a)
Portfolio turnover (%)          45.04         50.02         60.97         58.88           37.64
Average commission rate
   paid per share (+)        $  .0069      $  .0088      $  .0006



   * Assumes reinvestment of all dividend income and capital gain distributions during the period.
 (+) Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b) Calculated using weighted average shares.



Trustees
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

Investment Adviser, Underwriter and Distributor
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

Transfer Agent
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

Independent Auditors
KPMG Peat Marwick LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 8:00 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund TouchLine(Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777